Trade Payables and Accrued Expenses - Summary of Trade Payables and Accrued Expenses (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Trade and other current payables [abstract]
Trade payables	₨ 21,728		₨ 28,683
Accrued expenses	67,326		65,794
Trade payables and accrued expenses	₨ 89,054	$ 1,084	₨ 94,477